Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Maxim T. Rowe Price Mid Cap Growth Portfolio

(the “Portfolios”)

Supplement dated August 9, 2011 to the Prospectus for Maxim Series Fund, Inc.,

dated July 20, 2011, and the Statement of Additional Information, dated July 19, 2011

Effective immediately, the cover page of the Prospectus for Maxim Series Fund, Inc. and the cover page of the Statement of Additional Information are revised to include Class L ticker symbols for the Portfolios. As a result, please note the addition of the Class L ticker symbols to the cover pages of the Prospectus and Statement of Additional Information as follows:

Maxim Index 600 Portfolio

Initial Class Ticker: MXISX

Class L Ticker: MXNSX

Maxim T. Rowe Price Mid Cap Growth Portfolio

Initial Class Ticker: MXMGX

Class L Ticker: MXTMX

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated

July 20, 2011, and Statement of Additional Information, dated July 19, 2011, and should be retained for future reference.